Leases - Summary of Changes in Right of Use Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 184,298	$ 134,847	$ 134,847	$ 359,543
Acquisition	18,193		298,077	24,525
Depreciation	(123,231)	(114,402)	(244,122)	(223,981)
Change in contract			0	6,612
Contract termination	(30,813)		(1,589)	(6,425)
Loss from translating foreign operations	(8,568)		(2,915)	(25,427)
Ending Balance	39,879		184,298	134,847
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	158,962	104,083	104,083	304,063
Acquisition	18,193		276,290	24,525
Depreciation	(105,197)	(106,587)	(217,724)	(202,977)
Change in contract			0	6,612
Contract termination	(30,813)		(1,589)	(6,425)
Loss from translating foreign operations	(7,376)		(2,098)	(21,715)
Ending Balance	33,769		158,962	104,083
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	25,336	30,764	30,764	55,480
Acquisition	0		21,787	0
Depreciation	(18,034)	$ (7,815)	(26,398)	(21,004)
Change in contract			0	0
Contract termination	0		0	0
Loss from translating foreign operations	(1,192)		(817)	(3,712)
Ending Balance	$ 6,110		$ 25,336	$ 30,764